SEGMENT INFORMATION (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($) Segment	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($) Segment	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Reportable segment | Segment			1
Allowance for credit losses			$ 62,263
Allowance for credit losses			5,000
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Reportable segment | Segment	1
Allowance for credit losses			62,263
Allowance for credit losses			$ 5,000